CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common shares [Member]	Reserves [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 79,376,206	$ 8,221,178	$ (59,315,152)	$ 28,282,232
Beginning Balance (Shares) at Dec. 31, 2018	93,694,956
Statements [Line Items]
Loss for the year			(1,650,745)	(1,650,745)
Share-based payments		190,469		190,469
Common shares issued	$ 465,080			465,080
Common shares issued (Shares)	1,586,023
Ending Balance at Dec. 31, 2019	$ 79,841,286	8,411,647	(60,965,897)	27,287,036
Ending Balance (Shares) at Dec. 31, 2019	95,280,979
Statements [Line Items]
Loss for the year			(2,243,560)	(2,243,560)
Share-based payments		528,412		528,412
Common shares issued	$ 5,306,414			5,306,414
Common shares issued (Shares)	16,943,195
Ending Balance at Dec. 31, 2020	$ 85,147,700	8,940,059	(63,209,457)	$ 30,878,302
Ending Balance (Shares) at Dec. 31, 2020	112,224,174			112,224,174
Statements [Line Items]
Loss for the year			(3,723,784)	$ (3,723,784)
Common shares issued with warrants	$ 7,838,542	1,024,032		8,862,574
Common shares issued with warrants (Shares)	19,350,000
Issuance costs	$ (422,780)			(422,780)
Warrants exercised	$ 1,692,211	(274,013)		1,418,198
Warrants exercised (Shares)	2,400,000
Stock options exercised	$ 224,839	(83,589)		141,250
Stock options exercised (Shares)	1,125,000
Share-based payments		1,181,064		1,181,064
Ending Balance at Dec. 31, 2021	$ 94,480,512	$ 10,787,553	$ (66,933,241)	$ 38,334,824
Ending Balance (Shares) at Dec. 31, 2021	135,099,174			135,099,174